Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Consolidated Companies
The following table shows the main consolidated companies, which together represent over 95% of total consolidated assets, as well as the interests of ITAÚ UNIBANCO HOLDING in their voting capital:

	Functional Currency (1)	Incorporation Country	Activity	Interest in voting capital %		Interest in total capital %
				12/31/2025	12/31/2024	12/31/2025	12/31/2024
In Brazil
Banco Itaú Consignado S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Cia. Itaú de Capitalização	Real	Brazil	Premium Bonds	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil	Real	Brazil	Leasing	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	53.88%	50.00%	53.88%	50.00%
Hipercard Banco Múltiplo S.A. (2)	Real	Brazil	Financial institution	-	100.00%	-	100.00%
Itaú Corretora de Valores S.A.	Real	Brazil	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.	Real	Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.	Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.	Real	Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento	Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard Instituição de Pagamento S.A.	Real	Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Foreign
Banco Itaú Chile	Chilean peso	Chile	Financial institution	67.42%	67.42%	67.42%	67.42%
Banco Itaú Paraguay S.A.	Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú (Suisse) S.A.	Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.	Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.	Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc	US Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.	US Dollar	United States	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú Colombia S.A.	Colombian peso	Colombia	Financial institution	67.06%	67.06%	67.06%	67.06%
1) All overseas offices of ITAÚ UNIBANCO HOLDING have the same functional currency as the parent company, except for Itaú Chile New York Branch and Itaú Unibanco S.A. Miami Branch, which functional currency is the US Dollar.
2) Company merged by Itaú Unibanco Holding S.A. at 01/31/2025.